Commitments and Contingencies (Details Narrative)	12 Months Ended
	Dec. 31, 2020 USD ($) ft²	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Rent expenses	$ 203,000	$ 579,000	$ 387,000
Royalty expenses	$ 0	$ 45,000	$ 45,000
Minimum [Member]
Royalty payments percentage	0.13%
Maximum [Member]
Royalty payments percentage	2.50%
Austin, Texas [Member]
Area of land | ft²	94,000
Operating lease expiration date	Mar. 31, 2020